ASSETS ACQUISITION (Details) - USD ($)			12 Months Ended
	Jun. 10, 2025	Apr. 21, 2025	Dec. 31, 2025
Disclosure Of Assets Acquisition Abstract
Asset acquistion consideration		$ 1,600,000
Asset acquistion issuance of common shares (in Shares)	4,000,000	4,000,000
Asset acquistion market price per share (in Dollars per share)	$ 1.44
Asset acquistion fair value of consideration transferred		$ 5,760,000
Recoverable amount assessed			$ 1,697,000
Asset acquistion fair value of intangible asset impairment loss			$ 4,063,000